Leases (Details 1)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Remaining Lease Term
Operating lease	2 years 1 month 6 days	6 years 3 months 18 days
Finance lease	2 years 8 months 12 days	3 years
Weighted Average Discount Rate
Operating lease	3.40%	3.00%
Finance lease	9.00%	8.50%